Award Timing Disclosure	12 Months Ended
Jun. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We maintain the following equity award granting practices:

•
our Compensation and Benefits Committee reviewed and approved the annual compensation for our NEOs in the first quarter of fiscal year 2024, and granted our NEOs annual equity awards early in the second quarter of fiscal year 2024. We intend to continue to follow this equity award grant timing for future fiscal years. Mr. Bergstrom received an additional equity award in April 2024 in connection with his promotion to Chief Product & Technology Officer, with such award having the same vesting terms as his applicable annual award;

•	we do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards, and we have never had a practice of doing so;

•	we have never timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation; and

•
our equity award accounting complies with U.S. GAAP and is transparently disclosed in our applicable SEC filings. Please see the section below titled “
Accounting for Stock-Based Compensation
” for further information.